April 16, 2018

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

VIA EDGAR

RE:   The Wright Managed Income Trust
File Nos. 002-81915 and 811-03668
Filing Pursuant to Rule 497(e)

Dear Sir or Madam:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the "1933 Act") are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated April 2, 2018 to the Prospectus dated May 1, 2017, on behalf of The Wright Managed Income Trust, as filed pursuant to Rule 497(e) under the 1933 Act on April 2, 2018 (accession number 0001435109-18-000233). If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (207) 347-2075 or via email at gino.malaspina@atlanticfundservices.com.

Sincerely,

/s/ Gino Malaspina
Gino Malaspina, Esq.
Secretary to the Registrant
Three Canal Plaza, Suite 600, Portland, ME 04101 | P:  207-347-2000 | F:  207-347-2100
www.atlanticfundservices.com